Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 6,219
Non-current financial assets, ending balance	5,201	€ 6,219
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	497	479
Additions	17	12
Disposals	(17)	(74)
Translation differences	(1)	(1)
Fair value adjustments and financial updates	115	80
Transfers and other	5	1
Non-current financial assets, ending balance	616	497
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	981	890
Additions	114	503
Disposals	(310)	(94)
Translation differences	(17)	2
Fair value adjustments and financial updates	26	64
Transfers and other	(53)	(384)
Non-current financial assets, ending balance	741	981
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,163	1,254
Additions	9	64
Disposals	(111)	(33)
Translation differences	30	69
Fair value adjustments and financial updates	35	26
Transfers and other	(160)	(217)
Non-current financial assets, ending balance	966	1,163
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,019	752
Additions	610	616
Disposals	(303)	(162)
Translation differences	37	12
Fair value adjustments and financial updates	1	(2)
Transfers and other	(315)	(197)
Non-current financial assets, ending balance	1,049	1,019
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(128)	(112)
Additions	(38)	(10)
Disposals	16	3
Translation differences	(11)	(13)
Fair value adjustments and financial updates	0	0
Transfers and other	36	4
Non-current financial assets, ending balance	(125)	(128)
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	19	27
Additions	4	4
Disposals	(1)	(4)
Translation differences	0	1
Fair value adjustments and financial updates	0	0
Transfers and other	(8)	(9)
Non-current financial assets, ending balance	€ 14	€ 19